12. GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill Tables
Value of acquired goodwill
	As of December 31, 2017	As of December 31, 2016
Detail	ThCh$	ThCh$
Goodwill Fetzer (at historical cost)	20,549,442	20,549,442
Foreign currency translation differences	4,032,319	6,220,386

Total	24,581,761	26,769,828

Remeasurement ownership prior to acquisition date
Remeasurement ownership prior to acquisition date	ThCh$
Fair value Kross	10,942,580
Prior ownership	49.00%
(=) Prior ownership value	5,361,864
(-) Prior ownership carrying amount	2,876,856
(=) Profit	2,485,008

Identifiable assets acquired and liabilities assumed
November 2, 2017
Detail	ThCh$

Cash and cash equivalents	22,442
Other non-financial assets, current	43,828
Trade and other receivables, current	851,880
Trade receivables due from related parties, current	8,046
Inventories, current	702,237
Current tax assets	101,479
Investments accounted for using equity method	601,270
Intangible assets other than goodwill	3,518,098
Property, plant and equipment	5,500,578
Deferred tax assets	224,618
Other financial liabilities, current	(1,439,050)
Trade and other payables, current	(515,486)
Other short-term provisions	(232,668)
Current tax liabilities	(151,414)
Provision for employee benefits	(47,492)
Other non-current financial liabilities	(1,762,159)
Deferred tax liabilities	(1,371,908)
Total	6,054,299